Treasury Stock	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Treasury Stocks
14.	Treasury stocks

In April 2018, the Company established a trust to hold 51,624,000 of the Company’s issued ordinary shares. These ordinary shares were contributed by the Co-Founders and employees and held in a trust (the “Trust”) for the benefit of the employees who are under the 2018 Equity Incentive Plan (Note 15).

In February 2019, 403,157 issued ordinary shares were contributed by the then existing shareholders to the Trust for future share awards.

The ordinary shares issued to the Trust are accounted for as treasury stocks of the Company and presented as such for all periods presented. The Trust does not hold any other assets or liabilities as at December 31, 2018 and 2019, nor earn any income nor incur any expenses for the years ended December 31, 2018 and 2019.

Upon the completion of the Company’s IPO in November 2019, 13,928,205 restricted share units and 16,000,000 restricted ordinary shares that have been vested under the 2018 Equity Incentive Plan (Note 15) were transferred from treasury stocks to ordinary shares. As of December 31, 2019, 22,098,952 issued ordinary shares held by the Trust are accounted as treasury stocks.